INCOME TAX EXPENSE - Movements in net deferred tax liability (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
ReconciliationOfChangesInDeferredTaxLiabilityAssetAbstract
Balance at the beginning of the year	R (371.3)	R (265.1)
Recognised in profit or loss	(72.7)	(100.0)	R (80.7)
Recognised in other comprehensive income	6.6	(6.2)
Balance at the end of the year	R (437.4)	R (371.3)	R (265.1)